Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Cash Flows from Operating Activities
Net Income	$ 10,188	$ 6,506	$ 5,078
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of premises and equipment	2,645	2,610	2,665
Net amortization of premiums, discounts and loan fees and costs	2,667	9,163	8,881
Deferred income taxes	83	278	96
Realized gain on bargain purchase	(226)
Amortization of intangible assets	122	138	155
Amortization of benefit plans' unrecognized net loss	43	100	40
Provision for Loan Losses	3,381	4,464	5,750
Realized loss (gain) on sale of debt securities available for sale	1,294		(53)
Realized gain on sale of mortgage-backed securities available for sale	(2,817)	(10,433)
Realized loss on sale of mortgage-backed securities held to maturity	6	6	6
Realized loss on debt extinguishment		8,688
Realized gain on sale of loans	(80)	(557)	(661)
Proceeds from sale of loans	6,092	5,332	7,123
Realized (gain) loss on disposition of premises and equipment		(105)	8
Increase in cash surrender value of bank owned life insurance	(2,735)	(1,966)	(748)
ESOP, stock option plan and restricted stock plan expenses	2,062	1,640	1,576
Loss on sale and write down of real estate owned	441	775	3,330
(Increase) decrease in interest receivable	(611)	367	1,345
Decrease in other assets	367	2,882	2,655
Increase (decrease) in interest payable	71	(41)	(46)
Increase in other liabilities	3,014	76	157
Net Cash Provided by Operating Activities	26,007	29,923	37,357
Cash Flows from Investing Activities
Purchases of debt securities available for sale	(158,909)	(291,418)
Proceeds from sales of debt securities available for sale	54,075
Proceeds from calls and maturities of debt securities available for sale			30,598
Proceeds from repayments of debt securities available for sale	737	732	838
Purchases of debt securities held to maturity	(9,056)	(208,610)	(2,236)
Proceeds from calls and maturities of debt securities held to maturity	2,077	32,236	73,019
Proceeds from repayments of debt securities held to maturity	404	984	966
Purchases of loans	(114,343)	(17,773)	(80,014)
Net (increase) decrease in loans receivable	(196,468)	(69,663)	48,566
Proceeds from sale of real estate owned	1,484	3,847	2,142
Purchases of mortgage-backed securities available for sale	(50,155)	(373,003)	(523,211)
Principal repayments on mortgage-backed securities available for sale	114,107	335,914	305,665
Proceeds from sale of mortgage-backed securities available for sale	116,838	442,806	51,306
Purchases of mortgage-backed securities held to maturity	(5,094)	(100,357)
Principal repayments on mortgage-backed securities held to maturity	2,299	312	228
Proceeds from sale of mortgage-backed securities held to maturity	28	18	32
Purchase of cash flow hedges		(2,538)
Additions to premises and equipment	(3,560)	(1,042)	(1,797)
Proceeds from cash settlement on premises and equipment		220	3
Purchase of bank owned life insurance		(35,503)	(23,397)
Purchases of FHLB stock	(28,170)	(18,675)	(5,760)
Redemptions of FHLB stock	18,883	17,151	5,178
Cash acquired in merger	9,133
Net Cash Provided by Investing Activities	(245,690)	(284,362)	(117,874)
Cash Flows from Financing Activities
Net increase in deposits	23,326	198,899	22,978
Repayment of term FHLB advances	(800,088)	(218,774)	(80)
Proceeds from term FHLB advances	1,000,000	145,000
Net change in overnight borrowings	12,000	105,000
(Decrease) increase in sweep accounts	(6,026)	(1,781)	2,364
Increase in advance payments by borrowers for taxes	1,111	1,866	180
Dividends paid to stockholders of Kearny Financial Corp.			(3,617)
Purchase of common stock of Kearny Financial Corp. for treasury	(4,135)	(4,319)	(8,464)
Dividends contributed for payment of ESOP loan		(2)	160
Treasury stock reissued	1,495
Net Cash Provided by Financing Activities	227,683	225,889	13,521
Net Increase (Decrease) in Cash and Cash Equivalents	8,000	(28,550)	(66,996)
Cash and Cash Equivalents - Beginning	127,034	155,584	222,580
Cash and Cash Equivalents - Ending	135,034	127,034	155,584
Cash paid during the year for:
Income taxes, net of refunds	3,503	1,687	1,836
Interest	21,919	22,042	28,415
Non-cash investing activities:
Real estate owned acquired in settlement of loans	1,489	2,873	1,786
Fair value of assets acquired, net of cash and cash equivalents acquired	111,806
Fair value of liabilities assumed	105,213
Transfer of securities available for sale to securities held to maturity	191,890
Non-cash financing activities:
Issuance of common stock to mutual holding company	$ 15,500